INITIAL PUBLIC OFFERING (Details) - $ / shares	Jul. 30, 2020	Mar. 31, 2022
INITIAL PUBLIC OFFERING
Subsidiary, Sale of Stock [Line Items]
Number of units issued	23,000,000
Unit price	$ 10.00	$ 10.00
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,000,000